EXHIBIT 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Crown Castle International Corp.

2000 Corporate Drive

Canonsburg, PA 15317

(the “Company” or “Responsible Party”)

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Crown Castle International Corp. (the “Company” or “CCI”) and Morgan Stanley & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you regarding the accuracy of certain attributes of certain cell tower sites and related underlying leases with respect to the potential issuance of Crown Castle Senior Secured Tower Revenue Notes by Crown Castle Towers LLC, a wholly owned subsidiary of the Company, and related subsidiaries (the “Transaction”). Crown Castle International Corp. (the “Responsible Party”) is responsible for the accuracy of certain attributes of the collateral assets and the Transaction. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

The Specified Parties agreed on a sample size of 120 tower sites and related underlying leases (the “Sample Assets”). As instructed by the Company and accepted by the Specified Parties, the Sample Assets were determined by taking the top 30 largest tower sites based on “Revenue” and randomly selecting 90 additional tower sites (exclusive of the top 30 largest tower sites) from the Data File described below, which the Company represents is as of March 31, 2018 (the “Cut-off Date”) and contains all the tower sites for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing the Transaction; and

•	The compliance of the originator of the collateral assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Page 2 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

•	The reasonableness of any of the instructions or assumptions provided by the Responsible Party; and

•	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire collateral pool based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Data, Information and Documents Provided

The Company provided the following data, information, and documents:

1.	An excel file which contains certain data points for the tower sites and related underlying ground and tenant leases and which the Company represents is generated from their servicing system, JD Edwards (the “Data File”);

2.	Instructions on certain calculations and calculations logic, attribute assumptions, and document interpretations (the “Company Instructions”);

3.	A mapping file of “Tenant Names” per the sources defined below and the tenant naming convention within the Data File (the “Schedule of Tenant Mapping”); and a mapping file of “Tenant Consolidated Names” per the sources defined below and the tenant naming convention within the Data File (the “Schedule of Consolidated Tenant Mapping”);

4.	An Excel file that the Company represents is used to calculate ground and tenant rental revenue (the “Calculator”);

5.	Certain screenshots from the Company’s servicing system, JD Edwards, related to rent escalation and rent revenue (the “JDE Screenshots”);

Page 3 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

6.	Certain other documents, including but not limited to commencement letters, letters of execution, and option letters for certain site lease, property deed or tenant leases, for certain Sample Assets, which the Company represents are the most recent versions (the “Additional Documents Provided by the Company”);

7.	An excel file containing non-escalating rents for certain leases in the Sample Assets (the “Revenue File”);

8.	Electronic documents which included email correspondence and confirmations regarding certain Sample Assets (the “Correspondence Files”);

9.	For each Sample Asset, a final or draft ground lease, in whole or in part, including amendments and summary documents, which the Company represents are the most recent versions (the “Ground Lease”);

10.	For each Sample Asset, a final or draft property deed document, in whole or in part, including amendments and summary documents, which the Company represents are the most recent versions (the “Deed”);

11.	For each Sample Asset, final or draft cell tower tenant lease agreements, in whole or in part, including amendments (including individual lease amendments and master amendments) and summary documents, which the Company represents are the most recent versions (the “Tenant Agreement”);

12.	For each Sample Asset (as applicable), a final or draft assignment of lease, in whole or in part, including amendments, which the Company represents are the most recent versions (the “Assignment of Lease”);

13.	For each Sample Asset (as applicable), final or draft merger documentation, in whole or in part, including amendments, which the Company represents are the most recent versions (the “Merger Document”);

14.	For the Sample Assets, an electronic document which contains certain expense information as of the month to date (the “Business Unit Financial Summary MTD” or “BUFS MTD”) and the trailing twelve months (the “Business Unit Financial Summary TTM” or “BUFS TTM”); and

15.	An excel document which contains insurance information for each site in the Sample Assets (the “Property Insurance Allocation Schedule”).

Procedures Performed

Our procedures and results thereof are as follows:

For the Sample Assets only, using the Company Instructions and the Data File, we compared and/or recomputed the attributes specified in the tables below for each Sample Asset to one of the corresponding documents listed (in order of priority), and found such attribute to be in agreement with the corresponding document, noting exceptions in Exhibit A.

Page 4 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

The Sites – TCF

Number	Specified Attribute	Document

1	Entity	Ground Lease or Deed (as applicable) Assignment of Lease and/or Merger Document Additional Documents Provided by the Company

2	Ground Interest Classification	Ground Lease or Deed (as applicable) Additional Documents Provided by the Company

3	Ground Interest End Date[1]	Ground Lease or Deed (as applicable) Correspondence Files Additional Documents Provided by the Company

4	Remaining Ground Interest (Months)	Recomputed as the remaining number of months between the Cut-off Date and the Ground Interest End Date as shown in the Data File

5	Ground Interest End Category	Bucketed the recalculated Remaining Ground Interest (Months) to the applicable category based on the bucketing criteria (i.e. Less than 24, 24 to 48, 49 to 72, etc.) provided by the Company

6	State	Ground Lease or Deed (as applicable) Additional Documents Provided by the Company

7	Revenue	Recomputed as the sum of the March 2018 Annualized Rental Revenue for each applicable site ID within the ‘Tenant Escalation’ tab of the Data File

8	Ground Rent	Recomputed as the sum of the March 2018 Ground Rent Annualized for each applicable site ID within the ‘Ground Rent Escalation’ tab of the Data File

[1]	As instructed by the Company and accepted by the Specified Parties, differences within two months are not exceptions.

Page 5 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

9	Revenue Share[2]	JDE Screenshot[3]

10	Prop Tax	Recomputed as 12 times the Property Taxes amount in the BUFS MTD

11	Rep & Maint	BUFS TTM

12	Utilities	BUFS TTM

13	Other Op Ex	Recomputed as the sum of the insurance fees as shown in the Property Insurance Allocation Schedule, and the Other and Legal expenses as shown in the BUFS TTM

14	Manage Fee	Recomputed as 7.5% of Rental Revenue as shown in the Data File

15	Maint Cap Ex	$1,000

16	Tower Cash Flow[4]	Recomputed as the subtraction of Ground Rent, Revenue Share, Prop Tax, Rep & Maint. Utilities, Other Op Ex, Manage Fee and Maint Cap Ex from Revenue, as shown in the Data File
Ground Rent Escalations

Number	Specified Attribute	Document

1	Escalation Index	Ground Lease Correspondence Files JDE Screenshot

[2]	As instructed by the Company and accepted by the Specified Parties, differences within 3.0% of the Revenue Share are not exceptions.
[3]	This Procedure was performed only for Sample Assets with a Revenue Share greater than 0.
[4]	As instructed by the Company and accepted by the Specified Parties, differences within 3.0% of the Tower Cash Flows are not exceptions.

Page 6 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

2	Escalation Frequency (Months)	Ground Lease Correspondence Files JDE Screenshot

3	Next Escalation Month	Recomputed based on the Ground Lease Recomputed based on the Correspondence Files JDE Screenshot

4	Next Escalation Year	Recomputed based on the Ground Lease Recomputed based on the Correspondence Files JDE Screenshot

5	Minimum Escalation (Annual)	Ground Lease Correspondence Files JDE Screenshot

6	Maximum Escalation (Annual)	Ground Lease Correspondence Files JDE Screenshot

7	March 2018 Ground Rent Annualized[5]	Recomputed using the Calculator, Ground Lease, and Correspondence Files Revenue File JDE Screenshot
Tenant Data

Number	Specified Attribute	Document

1	Tenant	Tenant Agreement and Assignment of Lease and/or Merger Document utilizing the Schedule of Tenant Mapping

[5]	As instructed by the Company and accepted by the Specified Parties, differences within 3.0% of the March 2018 Ground Rent Annualized are not exceptions.

Page 7 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

2	Consolidated Customer	Tenant Agreement and Assignment of Lease and/or Merger Document utilizing the Schedule of Tenant Mapping and Schedule of Consolidated Tenant Mapping

3	Final Term End[6]	Tenant Agreement Correspondence Files Additional Documents Provided by the Company

4	Current Term End[7]	Tenant Agreement Correspondence Files Additional Documents Provided by the Company

5	Current Term Remaining (Years)[8]	Recomputed as the remaining number of years between the Cut-off Date and the Current Term End of the Data Tape

6	March 2018 Annualized Revenue[9]	Recomputed as the sum of the March 2018 Annualized Rental Revenue for each applicable lease ID within the ‘Tenant Escalation’ tab of the Data File
Tenant Escalations

Number	Specified Attribute	Source/Procedure

1	Escalation Index	Tenant Agreements Correspondence Files JDE Screenshot

[6]	As instructed by the Company and accepted by the Specified Parties, differences within two months are not exceptions.
[7]	As instructed by the Company and accepted by the Specified Parties, differences within two months are not exceptions.
[8]	As instructed by the Company and accepted by the Specified Parties, differences within two months are not exceptions.
[9]	As instructed by the Company and accepted by the Specified Parties, differences within 3.0% of the March 2018 Annualized Revenue are not exceptions.

Page 8 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

2	Escalation Frequency (months)	Tenant Agreements Correspondence Files JDE Screenshot

3	Next Escalation Month	Recomputed based on the Tenant Agreements Recomputed based on the Correspondence Files JDE Screenshot

4	Next Escalation Year	Recomputed based on the Tenant Agreements Recomputed based on the Correspondence Files JDE Screenshot

5	Minimum Escalation (annual)	Tenant Agreements Correspondence Files JDE Screenshot

6	Maximum Escalation (annual)	Tenant Agreements Correspondence Files JDE Screenshot

7	March 2018 Annualized Rental Revenue[10]	Recomputed utilizing the Calculator, Tenant Agreement and Correspondence Files Revenue File JDE Screenshot

***

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the the accuracy of certain attributes of the collateral assets with respect to Crown Castle Senior Secured Tower Revenue Notes. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

[10]	As instructed by the Company and accepted by the Specified Parties, differences within 3.0% of the March 2018 Annualized Rental Revenue are not exceptions.

Page 9 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

June 18, 2018

Page 10 of 10 Report of Independent Accountants on Applying Agreed-Upon Procedures Crown Castle Senior Secured Tower Revenue Notes

Exhibit A – Exceptions

The Sites - TCF

Site ID	License ID	Field Tested	PwC Value	CCI Value
801306	N/A	Entity	Crown Castle South LLC	Crown Communication LLC
803695	N/A	Entity	Crown Communication LLC	Crown Atlantic Company LLC
804579	N/A	Entity	Crown Castle South LLC	Crown Communication LLC
839317	N/A	Entity	Crown Castle MUPA LLC	Crown Castle MU LLC
846458	N/A	Entity	Crown Castle South Inc.	Crown Communication LLC
839454	N/A	Ground Interest End Date	4/30/2050	4/30/2030

Ground Rent Escalations

Site ID	License ID	Field Tested	PwC Value	CCI Value
800100	65959	Escalation Index	None	CPIU
800100	65960	Escalation Index	None	CPIU
806206	266663	Escalation Index	None	Fixed
814422	67034	Escalation Index	None	CPIX
814422	67034	Escalation Frequency (Months)	12	60
800100	65959	Next Escalation Month	1	2
800100	65960	Next Escalation Month	1	2
814422	67034	Next Escalation Month	4	3
800100	65959	Next Escalation Year	0	20
800100	65960	Next Escalation Year	0	20
814422	67034	Next Escalation Year	12	22
839270	601306	Next Escalation Year	18	19
806206	266663	Minimum Escalation (Annual)	0	34.32%
800100	65959	Maximum Escalation (Annual)	0	3%
800100	65960	Maximum Escalation (Annual)	0	3%
806206	266663	Maximum Escalation (Annual)	20%	34.32%
814422	67034	Maximum Escalation (Annual)	0	25%

Tenant Escalations

Site ID	License ID	Field Tested	PwC Value	CCI Value
805185	52049	Next Escalation Year	0	18
839456	595014	Next Escalation Year	18	23
805331	72984	March 2018 Annualized Rental Revenue	9,626	14,045
832327	83380	March 2018 Annualized Rental Revenue	42,406	36,160

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us